Document and Entity Information	May 26, 2021
Cover [Abstract]
Entity Registrant Name	UNIVERSAL CORP /VA/
Amendment Flag	true
Entity Central Index Key	0000102037
Document Type	8-K/A
Document Period End Date	May 26, 2021
Entity Incorporation State Country Code	VA
Entity File Number	001-00652
Entity Tax Identification Number	54-0414210
Entity Address, Address Line One	9201 Forest Hill Avenue
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	(804)
Local Phone Number	359-9311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	UVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 26, 2021, Universal Corporation (the “Company”) furnished a Current Report on Form 8-K (the “Original 8-K”) that included the press release discussing its results for the quarter and fiscal year ended March 31, 2021 (the “Earnings Release”). This Current Report on Form 8-K/A amends the Original 8-K solely for the purpose of correcting a clerical error which incorrectly noted in the Adjusted Net Income and Diluted Earnings Per Share Reconciliation Table on page 6 of the Earnings Release that the Adjusted: Diluted Earnings Per Share for the fiscal year ended March 31, 2021, should have been $4.25 instead of $3.49. Other than correction of the error discussed in this Current Report on Form 8-K/A, no other changes have been made to the Original Form 8-K or the Earnings Release furnished therewith. The Adjusted Net Income and Diluted Earnings Per Share Reconciliation Table with the correct Adjusted: Diluted Earnings Per Share for the fiscal year ended March 31, 2021 of $4.25 is set forth below: